Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 263	$ 838	$ 371
Net other-than-temporary impairment losses recognized in earnings	0	0	(6)
Total net realized gains	263	838	365
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	248	430	309
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	3	295	62
Net other-than-temporary impairment losses recognized in earnings	0	0	(6)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 12	$ 113	$ 0